Stock Option Plans and 401(k) Plan (Details Narrative)	13 Months Ended
Mar. 31, 2015 USD ($) $ / shares shares
Shares remaining for grant under 2008 Plan | shares	40,491
Quoted market price of common stock | $ / shares	$ 10.00
Aggregate intrinsic value of outstanding options	$ 99,200
Aggregate intrinsic value related to exercisable options	92,900
Unrecognized compensation cost	71,700
Unrecognized compensation cost related to unvested warrant grants	$ 27,000
Stock Plan 2008 [Member]
Maximum number of shares granted | shares	250,000
Maximum term of 10% or more owners	5 years
Maximum term of any other owner	10 years
Modification options | shares	196,213
Modification charge of options to certain employees	$ 252,000
Stock Plan 1999 [Member]
Maximum number of shares granted | shares	45,000